SIMPSON THACHER & BARTLETT
                             425 Lexington Avenue
                              New York, NY 10017

                                                     February 2, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:  BlackRock FundsSM (Registration
     Statement File No. 33-26305)

Ladies and Gentlemen:

     On behalf of BlackRock FundsSM (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms of prospectuses and statements of additional information for
(i) Investor, Service and Institutional Shares for each of the Equity, Bond and Money Market Portfolios of the Company, (ii) BlackRock Shares of the Low Duration Bond, Core Bond, Intermediate Bond and High Yield Bond Portfolios of the Company and (iii) the Multi-Sector Mortgage Securities Portfolio IV of the Company, each dated January 28, 2000, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on January 28, 2000.

     Any questions or communications should be directed to Cynthia G. Cobden of this firm at 212-455-7744.


                                    Very truly yours,
                                    /s/ Simpson Thacher & Bartlett
                                    SIMPSON THACHER & BARTLETT



cc:  Brian P. Kindelan, Esq.
     Ed Mallon
     Lily R. Chiu